CRITICAL ACCOUNTING POLICIES AND ESTIMATES	12 Months Ended
Dec. 31, 2025
CRITICAL ACCOUNTING POLICIES AND ESTIMATES
CRITICAL ACCOUNTING POLICIES AND ESTIMATES

2.    CRITICAL ACCOUNTING POLICIES AND ESTIMATES

The preparation of these Consolidated Financial Statements in accordance with IFRS Accounting Standards requires the use of certain critical accounting estimates. It also requires Senior Management to make judgements in applying the accounting standards to define Grupo Supervielle’s accounting policies.

Grupo Supervielle has identified the following areas which involve a higher degree of judgement or complexity, or areas where assumptions and estimates are material for these Consolidated Financial Statements which are essential to understand the underlying accounting/financial reporting risks:

a-    Fair value of financial instruments that do not have an active market

The fair value of financial instruments not listed in active markets is determined by using valuation techniques. Such techniques are regulary validated and reviewed by qualified personnel independent from the area which developed them. All models are assessed and adjusted before being used in order to ensure that results reflect current information and comparable market prices. As long as possible, models rely on observable inputs only; which include significant assumptions related to implicit rates in the last available tender for similar securities and spot rate curves, require the use of estimates. Changes in the assumptions of these factors may affect the reported fair value of financial instruments.

b-    Valuation of the expected credit loss allowances

Grupo Supervielle recognizes the allowance for loan losses under the expected credit losses (ECL) method included in International Financial Reporting Standard N°9 “Financial Instruments” (“IFRS 9”). The most significant judgements of the model relate to making assumptions about macroeconomic scenarios to determine the forward looking factor. A high degree of uncertainty is involved in making estimations using assumptions that are highly subjective.

Note 1.11 provides more detail of how the expected credit loss allowance is calculated.

c-    Impairment of Non-Financial Assets

Intangible assets with definite useful life and property, plant and equipment are amortized or depreciated on a straight-line basis during their estimated useful life. Grupo Supervielle monitors the conditions associated with these assets to determine whether the events and circumstances require a review of the remaining amortization or depreciation term and whether there are impairment indicators.

Grupo Supervielle  has applied judgment in identifying indicators of impairment of property, plant and equipment and intangible assets that are amortized. Grupo Supervielle has requested valuations by external independent valuers  for its land and buildings category as of December 31, 2025, recording and impairment on some of them (see Note 12.1). For the rest of the categories of property, plant and equipment as well as for  intangibles other than goodwill, no indicators have been identified and no impairment has been recognised for any of the periods presented in the Consolidated Financial Statements.

d-    Income tax and deferred tax

A significant judgment is required to determine liabilities and assets from current and deferred taxes. Current tax is measured at the amount expected to be paid to the taxation authority using the tax rates that have been enacted or substantially enacted by the end of the reporting period. Deferred tax is measured over temporary differences between tax basis of assets and liabilities and book values at the tax rates that are impairment indicators.

Assets from deferred tax are recognized upon the possibility of relying on future taxable earnings against which temporary differences can be used, based on the Senior Management´s assumptions regarding amounts and opportunities of future taxable earnings. Real results may differ from estimates, such as changes in tax legislation or the result of the final review of affidavits issued by tax authorities and tax courts.

Likely future tax earnings and the number of tax benefits are based on a medium term business plan prepared by the administration. Such plan is based on reasonable expectations.

e-    Share-based payments

Estimating the fair value of share-based payments requires determining the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determining the most appropriate assumptions for the valuation model, including the remaining life of the share option, volatility, and share performance.

For measuring the fair value of share-based payments at the grant date, the Group uses the Black & Sholes model. The carrying amount, assumptions, and models used to estimate the fair value of share-based payment transactions are disclosed in Note 34.